ACCOUNTS PAYABLE AND ACCRUED CHARGES (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ACCOUNTS PAYABLE AND ACCRUED CHARGES
Trade and accruals	$ 356,825	$ 332,281
Salaries and employee benefits	87,122	85,090
Interest payable	43,901	36,728
Stock-based compensation	4,062	2,338
Total accounts payable and accrued charges	$ 491,910	$ 456,437